Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 16, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transactions [Line Items]
General and administrative payroll		$ 497,937	$ 567,937	$ 2,201,742	$ 1,846,202
Research and development payroll		480,000	480,000	1,920,000	1,963,630
Office space expense		$ 27,939	$ 30,368	114,185	121,570
Capital contribution					33,180,961
Cash contributions					3,827,944
Repayment of note	$ 50,000,000			30,000,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount	$ 3,800,111			3,800,111
Citius Pharma [Member]
Related Party Transactions [Line Items]
Amounts due to related party				9,513,771	$ 588,806
Capital contribution				33,180,961
Cash contributions				$ 3,827,944